INTANGIBLE ASSETS INCLUDING GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS INCLUDING GOODWILL
Intangible asset balances by major asset class

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2016:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,537	$(661)	$876
Client relationships	2,831	(1,228)	1,602
Completed technology	3,322	(1,668)	1,654
Patents/trademarks	730	(205)	525
Other*	46	(15)	31

Total	$8,466	$(3,778)	$4,688

*	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2015:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,348	$(581)	$767
Client relationships	1,856	(927)	929
Completed technology	2,960	(1,397)	1,563
Patents/trademarks	335	(142)	193
Other*	44	(10)	35

Total	$6,543	$(3,057)	$3,487

*	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense	($ in millions)
	Capitalized	Acquired
	Software	Intangibles	Total
2017	$494	$957	$1,450
2018	300	809	1,109
2019	83	646	729
2020	—	547	547
2021	—	435	435

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December
Segment	2016	Additions	Adjustments	Divestitures	Adjustments*	31, 2016
Cognitive Solutions	$15,621	$3,821	$5	$(12)	$48	$19,484
Global Business Services	4,396	303	4	(1)	(95)	4,607
Technology Services & Cloud Platforms	10,156	119	(12)	(5)	(1)	10,258
Systems	1,848	—	(4)	—	5	1,850

Total	$32,021	$4,244	$(7)	$(18)	$(42)	$36,199

*	Primarily driven by foreign currency translation

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December
Segment	2015	Additions	Adjustments	Divestitures	Adjustments*	31, 2015
Cognitive Solutions	$15,156	$1,020	$(2)	$(18)	$(535)	$15,621
Global Business Services	4,555	74	0	(1)	(232)	4,396
Technology Services & Cloud Platforms	9,373	1,087	(1)	(7)	(296)	10,156
Systems	1,472	410	0	—	(33)	1,848

Total	$30,556	$2,590	$(3)	$(26)	$(1,096)	$32,021

*	Primarily driven by foreign currency translation